Share-based payments (Tables)	3 Months Ended
Mar. 31, 2025
Share-based payments
Schedule of income / (expense) recognized for share-based payments

	Three months ended March 31,
	2024	2025
	EUR k	EUR k
Cost of sales	22	—
Selling and distribution expenses	(30)	(63)
Research and development expenses	(207)	(658)
General and administrative expenses	(217)	(351)
Other operating expenses	(57)	(84)
Total	(487)	(1,156)

Schedule for expense recognized for the equity-settled programs

	Three months ended March 31,
Program	2024	2025
	EUR k	EUR k
LTIP Stock Options	(90)	(801)
RSU Supervisory Board	(57)	(62)
Prior VSOP	(4)	—
LTIP RSUs	(336)	(293)
Total	(487)	(1,156)

Key employees
Share-based payments
Schedule of inputs used in the measurement of the fair value at grant date

Weighted average fair value per option	EUR 1.71
Weighted average share price (10-days VWAP before grant date)	EUR 2.92
Exercise price (USD 3.04)	EUR 2.92
Expected volatility (%)	65.0%
Expected life (years)	3.39
Risk-free interest rate (%)	4.35%

Members of executive board and various key employees
Share-based payments
Schedule of inputs used in the measurement of the fair value at grant date

Weighted average fair value per option	EUR 1.54
Weighted average share price (10-days VWAP before grant date)	EUR 3.34
Exercise price (USD 3.48)	EUR 3.34
Expected volatility (%)	70.0%
Expected life (years)	3.51
Risk-free interest rate (%)	4.21%